Stockholders' Deficit (Details) - USD ($)									1 Months Ended					3 Months Ended				12 Months Ended
	Feb. 28, 2025	Dec. 18, 2024	Dec. 16, 2024	Nov. 08, 2024	Dec. 31, 2023	Sep. 30, 2023		Jun. 26, 2020	Feb. 28, 2025	Dec. 31, 2024		Nov. 30, 2024	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2024		Mar. 31, 2024	Sep. 30, 2024		Sep. 30, 2023		Dec. 19, 2024	Oct. 24, 2024	Dec. 22, 2023	Jun. 30, 2020
Stockholders’ Deficit [Line Items]
Common stock par value (in Dollars per share)						$ 0.0001	[1]			$ 0.0001	[1]			$ 0.0001	$ 0.0001	[1]		$ 0.0001	[1]	$ 0.0001	[1]
Preferred stock shares authorized						15,000,000	[1]			15,000,000	[1]			15,000,000	15,000,000	[1]		15,000,000	[1]	15,000,000	[1]
Preferred stock par value (in Dollars per share)						$ 0.0001	[1]			$ 0.0001	[1]			$ 0.0001	$ 0.0001	[1]		$ 0.0001	[1]	$ 0.0001	[1]
Preferred stock shares issued						0	[1]			0	[1]			0	0	[1]		0	[1]	0	[1]
Preferred stock shares outstanding						0	[1]			0	[1]			0	0	[1]		0	[1]	0	[1]
Common stock shares authorized						40,000,000	[1]			150,000,000	[1]			150,000,000	150,000,000	[1]		150,000,000	[1]	40,000,000	[1]
Common stock shares outstanding						1,259,333	[1]			4,930,531	[1]			5,013,863	4,930,531	[1]		2,098,999	[1]	1,259,333	[1]
Common stock shares issued						1,259,333	[1]			4,930,531	[1]			5,013,863	4,930,531	[1]		2,098,999	[1]	1,259,333	[1]
Common stock voting rights														one	one
Shares of common stock		1,666,666				8,767
Fair value of common stock (in Dollars)		$ 9,999,996								$ 464,000				$ 3,055,814
Price per unit (in Dollars per share)		$ 6
Common stock share right to purchase		1
Issuance costs (in Dollars)		$ 865,143
Issuance of common stock shares					47,533
Issuance of common stock in exchange for a receivable from brilliant (in Dollars)					$ 1,802,215					$ 959,100					$ 1,364,025	[2]	$ 750,000
Fair value of issuance date (in Dollars)					$ 213,386													$ 213,386
Settlement of loans payable (in Dollars)														$ 1,353,639				1,353,639
Debt carrying value (in Dollars)												$ 771,085
Sold shares			1,337,500						800,000	690,000		138,556
Common stock purchase price per share (in Dollars per share)												$ 1.7765
Aggregate gross proceeds (in Dollars)												$ 246,030
Percentage of purchase price per share												5.00%
Total issuance costs (in Dollars)												$ 36,281
Vested shares				46,700
Common stock fair value (in Dollars)				$ 108,344
Share based compensation expense (in Dollars)															325,032
Aggregate stock granted			1,337,500
Liquidated damages cash payment (in Dollars)															500,000
Accrued potential liquidated damages. (in Dollars)															500,000
Loss on extinguishment of vendor obligations (in Dollars)															277,993			288,835
Gain on extinguishment of vendor obligations (in Dollars)																		211,200
Private Placement Warrant [Member]
Stockholders’ Deficit [Line Items]
Common stock shares issued																						230,000
Shares of common stock	125,000
Price per warrants (in Dollars per share)										$ 6				$ 6	$ 6
Pre-Funded Warrant [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock	83,333
Price per warrants (in Dollars per share)										$ 0.0001				$ 0.0001	$ 0.0001
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Common stock share right to purchase								1
Price per warrants (in Dollars per share)								$ 0.01
Public warrant prior written notice of redemption days								30 days
Sale price (in Dollars per share)								$ 16.5
Number of issuance of a redemption notice the warrant holders period days								30 days
Warrants outstanding shares										805,000				805,000	805,000									837,625
Private Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding shares																								837,625	32,625
Consultants [Member]
Stockholders’ Deficit [Line Items]
Fair value of common stock (in Dollars)			$ 647,500
Share based compensation expense (in Dollars)			900,025
Director [Member]
Stockholders’ Deficit [Line Items]
Fair value of common stock (in Dollars)			690,000
Share based compensation expense (in Dollars)			959,100
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock										200,000		319,952	94,710	83,332
Fair value of common stock (in Dollars)			$ 1,859,125									$ 771,085		$ 8
Issuance of common stock shares					5,629										847,500	[2]	25,338
Issuance of common stock in exchange for a receivable from brilliant (in Dollars)															$ 85	[2]	$ 3
Debt carrying value (in Dollars)													$ 2,727,061
Capital reduction debt (in Dollars)					$ 3,900,254								3,900,254
Sold shares												110,707			340,100
Common stock purchase price per share (in Dollars per share)												$ 2.09456
Aggregate gross proceeds (in Dollars)												$ 231,765
Common Stock [Member] | Private Placement Warrant [Member]
Stockholders’ Deficit [Line Items]
Common stock par value (in Dollars per share)										$ 6				$ 6	$ 6
Common Stock [Member] | Pre-Funded Warrant [Member]
Stockholders’ Deficit [Line Items]
Common stock par value (in Dollars per share)										0.0001				$ 0.0001	$ 0.0001
Common Stock [Member] | Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Price per warrants (in Dollars per share)								$ 11.5
Related Party [Member]
Stockholders’ Deficit [Line Items]
Settlement of loans payable (in Dollars)					342,847								$ 342,847
Related Party [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock	83,333												8,767	83,332
Fair value of common stock (in Dollars)													$ 6,627,315
Settlement of loans payable (in Dollars)					$ 613,410								613,410
Debt carrying value (in Dollars)													$ 270,563
Vendor [Member]
Stockholders’ Deficit [Line Items]
Loss on extinguishment of vendor obligations (in Dollars)															$ 227,993
Gain on extinguishment of vendor obligations (in Dollars)																		$ 211,200
Minimum [Member]
Stockholders’ Deficit [Line Items]
Common stock shares authorized																							40,000,000
Minimum [Member] | Stock Purchase Warrants [Member]
Stockholders’ Deficit [Line Items]
Price per warrants (in Dollars per share)										0.0001				$ 0.0001	$ 0.0001
Maximum [Member]
Stockholders’ Deficit [Line Items]
Common stock shares authorized																							150,000,000
Maximum [Member] | Stock Purchase Warrants [Member]
Stockholders’ Deficit [Line Items]
Price per warrants (in Dollars per share)										$ 6.88				$ 6.88	$ 6.88
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock shares issued										1,312,494					1,312,494
Shares of common stock															25,338
Common Stock [Member] | Minimum [Member]
Stockholders’ Deficit [Line Items]
Common stock shares authorized																							40,000,000
Common Stock [Member] | Maximum [Member]
Stockholders’ Deficit [Line Items]
Common stock shares authorized																							150,000,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.
[2]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.